Cost of Sale (Tables)	6 Months Ended
Jun. 30, 2026
Cost of Sale [Abstract]
Schedule of Cost of Sale
	For the six months ended
	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Material cost	8,774,878	37,051,828	9,086,898
Construction cost	34,874,969	27,394,671	6,718,497
Staff cost	2,409,446	2,516,265	617,110
Logistic cost	643,081	586,545	143,849
Tools & machinery	537,700	520,816	127,729
Miscellaneous	1,333,093	5,422,199	1,329,785
Depreciation	1,029,431	879,977	215,814
Total cost of sale	49,602,598	74,372,301	18,239,682